Fees Summary	Aug. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 127,678,974.00
Previously Paid Amount	153.10
Total Fee Amount	19,547.65
Total Offset Amount	0.00
Net Fee	$ 19,394.55